Nature of Operations and Going Concern (Details) - USD ($)					6 Months Ended
	Apr. 06, 2023	Nov. 17, 2022	Nov. 14, 2022	Sep. 30, 2022	Apr. 30, 2023	Oct. 31, 2022
Nature of Operations and Going Concern (Details) [Line Items]
Aggregate gross proceeds	$ 3,500,000
Net proceeds	$ 2,900,000	$ 6,363,906			$ 2,931,207
Accumulated deficit					(14,123,077)	$ (10,147,226)
Ordinary per share (in Dollars per share)				$ 0.0333
Nasdaq [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Aggregate gross proceeds			$ 7,500,000
Going Concern [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Negative cash flow from operations					4,172,649
Accumulated deficit					$ 14,123,077